Basis of Presentation and General Information (Details) (USD $) In Millions, except Share data, unless otherwise specified																				6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Hyundai Together item	Jun. 30, 2014 Hyundai Tenacity item	Jun. 30, 2014 Hyundai Smart item	Jun. 30, 2014 Hyundai Speed item	Jun. 30, 2014 Hyundai Ambition item	Jun. 30, 2014 Hanjin Germany item	Jun. 30, 2014 Hanjin Italy item	Jun. 30, 2014 Hanjin Greece item	Jun. 30, 2014 CSCL Pusan item	Jun. 30, 2014 CSCL Le Havre item	Jun. 30, 2014 CMA CGM Melisande item	Jun. 30, 2014 CMA CGM Attila item	Jun. 30, 2014 CMA CGM Tancredi item	Jun. 30, 2014 CMA CGM Bianca item	Jun. 30, 2014 CMA CGM Samson item	Jun. 30, 2014 CSCL Europe item	Jun. 30, 2014 CSCL America item	Jun. 30, 2014 CMA CGM Moliere, Musset, Nerval, Rabelais and Racine	Jun. 30, 2014 CMA CGM Musset item	Jun. 30, 2014 CMA CGM Nerval item	Jun. 30, 2014 CMA CGM Rabelais item	Jun. 30, 2014 CMA CGM Racine item	Jun. 30, 2014 CMA CGM Moliere item	Jun. 30, 2014 YM Mandate item	Jun. 30, 2014 YM Maturity item	Jun. 30, 2014 Federal item	Jun. 30, 2014 SNL Colombo item	Jun. 30, 2014 YM Singapore item	Jun. 30, 2014 Zim Monaco item	Jun. 30, 2014 OOCL Novorossiysk item	Jun. 30, 2014 Zim Luanda item	Jun. 30, 2014 Zim Rio Grande item	Jun. 30, 2014 Zim Sao Paolo item	Jun. 30, 2014 OOCL Istanbul item	Jun. 30, 2014 YM Seattle item	Jun. 30, 2014 YM Vancouver item	Jun. 30, 2014 Deva item	Jun. 30, 2014 Derby D item	Jun. 30, 2014 Dimitris C item	Dec. 31, 2013 Dimitris C item	Jun. 30, 2014 Hanjin Algeciras item	Jun. 30, 2014 Hanjin Constantza item	Jun. 30, 2014 Hanjin Buenos Aires item	Jun. 30, 2014 Hanjin Santos item	Jun. 30, 2014 Hanjin Versailles item	Jun. 30, 2014 Niledutch Zebra item	Dec. 31, 2013 Niledutch Zebra item	Jun. 30, 2014 Amalia C item	Dec. 31, 2013 Amalia C item	Jun. 30, 2014 Niledutch Palanca item	Dec. 31, 2013 Niledutch Palanca item	Jun. 30, 2014 Hyundai Highway item	Jun. 30, 2014 Hyundai Progress item	Jun. 30, 2014 Hyundai Bridge item	Jun. 30, 2014 Hyundai Vladivostok item	Jun. 30, 2014 Hyundai Advance item	Jun. 30, 2014 Hyundai Stride item	Jun. 30, 2014 Hyundai Future item	Jun. 30, 2014 Hyundai Sprinter item	Jun. 30, 2014 Marathonas item	Jun. 30, 2014 Messologi item	Jun. 30, 2014 Mytilini item	Jun. 30, 2014 Duka item	Jun. 30, 2014 Commodore item
Basis of Presentation and General Information
Common stock, authorized capital stock (in shares)	750,000,000	750,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Basis of Presentation and General Information
TEU			13,100	13,100	13,100	13,100	13,100	10,100	10,100	10,100	9,580	9,580	8,530	8,530	8,530	8,530	8,530	8,468	8,468		6,500	6,500	6,500	6,500	6,500	6,500	6,500	4,651	4,300	4,300	4,253	4,253	4,253	4,253	4,253	4,253	4,253	4,253	4,253	4,253	3,430	3,430	3,400	3,400	3,400	3,400	3,400	2,602	2,602	2,452	2,452	2,524	2,524	2,200	2,200	2,200	2,200	2,200	2,200	2,200	2,200	4,814	4,814	4,814	4,651	4,651
Period of charter term after which option to purchase vessel is available to charterer																				8 years
Consideration for which vessel can be purchased by charterer																				$ 78.0